SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16.	SUBSEQUENT EVENTS

Executive Separation Agreement and Departure of Director

On April 22, 2022, Grom Social Enterprises, Inc. (the “Company”), Grom Social, Inc. and Melvin Leiner entered into an Executive Separation Agreement (the “Separation Agreement”), pursuant to which Mr. Leiner retired from his positions as the Company’s Executive Vice President and Chief Operating Officer. Pursuant to the Separation Agreement, Mr. Leiner’s employment with the Company ended on April 22, 2022 and Mr. Leiner is to receive separation payments over a nine (9) month period equal to his base salary, as well as certain limited health benefits.

In accordance with the Separation Agreement, the Company will pay to Mr. Leiner the sum of $236,250 in biweekly installments over the nine (9) month period beginning on the first regular Company pay period after April 22, 2022 and ending on January 13, 2023. The Separation Agreement also contains non-disparagement covenants and a mutual release of claims by the parties thereto.

On the same day, Mr. Leiner resigned from the Company’s Board of Directors, effectively immediately. Mr. Leiner did not resign as a result of any disagreement with the Company on any matter relating to the Company’s operations, policies or practices.